Consolidated Balance Sheets - USD ($) $ in Thousands	Dec. 31, 2016	Dec. 31, 2015
ASSETS
Cash and cash equivalents	$ 27,561	$ 39,782
Mortgage-backed and related securities (amortized cost $993 and $2,237)	1,005	2,283
Other marketable securities (amortized cost $78,846 and $110,092)	77,472	109,691
Total fair value	78,477	111,974
Loans held for sale	2,009	3,779
Loans receivable, net	551,171	463,185
Accrued interest receivable	2,626	2,254
Real estate, net	611	2,045
Federal Home Loan Bank stock, at cost	770	691
Mortgage servicing rights, net	1,604	1,499
Premises and equipment, net	8,223	7,469
Goodwill	802	0
Core deposit intangible, net	454	393
Prepaid expenses and other assets	1,768	1,417
Deferred tax asset, net	5,947	8,673
Total assets	682,023	643,161
LIABILITIES AND STOCKHOLDERS’ EQUITY
Deposits	592,811	559,387
Other Borrowings	7,000	9,000
Accrued interest payable	236	242
Customer escrows	1,011	830
Accrued expenses and other liabilities	5,046	4,057
Total liabilities	606,104	573,516
Commitments and contingencies
Stockholders’ equity:
Serial-preferred stock: ($.01 par value) authorized 500,000 shares; issued shares 0	0	0
Common stock ($.01 par value): authorized 16,000,000; issued shares 9,128,662	91	91
Additional paid-in capital	50,566	50,388
Retained earnings, subject to certain restrictions	86,886	80,536
Accumulated other comprehensive loss	(820)	(214)
Unearned employee stock ownership plan shares	(2,223)	(2,417)
Treasury stock, at cost 4,639,739 and 4,645,769 shares	(58,581)	(58,739)
Total stockholders’ equity	75,919	69,645
Total liabilities and stockholders’ equity	$ 682,023	$ 643,161